Document And Entity Information	Nov. 06, 2026
Document Information Line Items
Entity Central Index Key	0000108985
Document Type	8-K
Document Period End Date	Nov. 06, 2026
Entity Registrant Name	YORK WATER COMPANY
Entity Incorporation, State or Country Code	PA
Entity File Number	001-34245
Entity Tax Identification Number	23-1242500
Entity Address, Address Line One	130 East Market Street
Entity Address, City or Town	York
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	17401-1219
City Area Code	717
Local Phone Number	845-3601
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	COMMON STOCK, NO PAR VALUE
Trading Symbol	YORW
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false